Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Provision for income tax	$ 157,000	$ 152,000	$ 0
Net operating loss carry forwards expire	Dec. 31, 2028
Valuation allowance, decreased	174,000	552,000
Accrued interest or penalties related to uncertain tax positions	0	0	0
Unrecognized tax benefits	0	0	0
Federal [Member]
Income Taxes [Line Items]
Net operating loss carry forward	8,200,000	3,400,000
State [Member]
Income Taxes [Line Items]
Net operating loss carry forward	$ 2,300,000	$ 1,200,000